Pensions and Other Employee Benefits - Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.15%	5.02%	5.57%
Expected long-term return on plan assets	8.13%	8.15%	8.57%
Rate of compensation increase	3.50%	4.06%	4.50%
Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.37%	4.71%	5.40%
Expected long-term return on plan assets	7.64%	7.64%	6.20%
Rate of compensation increase	3.50%	4.09%	4.50%